Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
– DEBT
Long-term debt

	Due Date	2012	2011	2010
1.35% Senior Notes	2017	$699,091
3.125% Senior Notes	2014	499,912	$499,867	$499,822
4.00% Senior Notes	2042	298,493
7.375% Debentures	2027	129,060	129,056	129,053
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 2.02% Promissory Notes	Through 2023	2,109	6,808	15,951
		$1,632,165	$639,231	$648,326

Maturities of long-term debt are as follows for the next five years: $3,689 in 2013; $500,488 in 2014; $325 in 2015; $146 in 2016 and $700,149 in 2017. Interest expense on long-term debt was $36,188, $31,883 and $64,442 for 2012, 2011 and 2010, respectively.
Among other restrictions, the Company’s Notes, Debentures and revolving credit agreement contain certain covenants relating to liens, ratings changes, merger and sale of assets, consolidated leverage and change of control as defined in the agreements. In the event of default under any one of these arrangements, acceleration of the maturity of any one or more of these borrowings may result. The Company was in compliance with all covenants for all years presented.
On December 4, 2012, the Company issued $700,000 of 1.35% Senior Notes due 2017 and $300,000 of 4.00% Senior
Notes due 2042. The Senior Notes are covered under a shelf registration filed with the Securities and Exchange Commission (SEC) on December 16, 2009. The proceeds will be used for general corporate purposes, including repayment of short-term borrowings and financing acquisitions.
During 2010, the Company repurchased $136,500 of its publicly traded 7.45% Debentures due 2097. Costs related to the repurchase increased interest expense by $24,165.
Short-term borrowings. At December 31, 2012, there were no borrowings outstanding under the domestic commercial paper program. At December 31, 2011 and 2010, borrowings outstanding under the domestic commercial paper program totaled $264,902 and $173,490, respectively, and were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 0.2% at December 31, 2011 and 2010. Borrowings outstanding under various foreign programs of $69,035, $81,375 and $215,102 at December 31, 2012, 2011 and 2010, respectively, were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 2.8%, 4.9% and 2.9% at December 31, 2012, 2011 and 2010, respectively.
On July 19, 2010, Sherwin-Williams Luxembourg S.à r.l., a wholly-owned subsidiary of the Company, entered into a €200,000 (Euro) credit facility. On December 28, 2010, the Company reduced the aggregate amount of this credit facility to €150,000 (Euro). During 2011, the aggregate amount of this credit facility was further reduced to €97,000 (Euro). On September 19, 2012, this credit facility was replaced by a new €95,000 (Euro) five-year revolving credit facility. On July 19, 2010, Sherwin-Williams Canada Inc., a wholly-owned subsidiary of the Company, entered into a CAD 75,000 credit facility. On June 29, 2012, this credit facility was replaced by a new CAD 75,000 five-year credit facility. These credit facilities are being used for general corporate purposes, including refinancing indebtedness and for acquisitions.
On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit of up to an aggregate availability of $500,000. On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. The three credit agreements entered into in 2012 replace prior credit facilities that matured in 2012 and 2011. At December 31, 2012, 2011 and 2010, there were no borrowings outstanding under any of these credit agreements.
The Company uses a revolving credit agreement primarily to satisfy its commercial paper program’s dollar for dollar liquidity requirement. On January 8, 2010, the Company terminated the existing $845,000 revolving credit agreement and entered into a new $500,000 revolving credit agreement. On July 8, 2011, the Company entered into a new five-year $1.05 billion revolving credit agreement, which replaced the existing three-year $500,000 credit agreement. The new credit agreement allows the Company to extend the maturity of the facility with two one-year extension options and to increase the aggregate amount of the facility to $1.30 billion, both of which are subject to the discretion of each lender.